Description of Plan (Details) - Colony Bankcorp, Inc. 401(k) Plan	12 Months Ended
	Dec. 31, 2025 USD ($) item Y	Dec. 31, 2024 USD ($)
Description of Plan
Description of plan	true
Minimum service period for elective employee deferred contributions	30 days
Employee contribution	100.00%
Deferral rate	6.00%
Increase in deferral rate	1.00%
Maximum deferral rate	10.00%
Minimum age for employer matching contribution	18
Minimum service period for employer matching contribution	30 days
Minimum age for non-elective contribution	18
Minimum service period for non-elective contribution	1 year
Minimum service hours for non-elective contribution | item	1,000
Discretionary non-elective contributions | $	$ 0	$ 0
Maximum
Description of Plan
Participant compensation matched (as a percent)	6.00%
Employer matching contribution on participant contribution (as a percent)	5.00%
First portion of salary deductions
Description of Plan
Employer matching contribution (as a percent)	100.00%
Participant compensation matched (as a percent)	4.00%
Second portion of salary deductions
Description of Plan
Employer matching contribution (as a percent)	50.00%
Participant compensation matched (as a percent)	2.00%